Risk Management (Tables)	12 Months Ended
Dec. 31, 2018
Risk Management [Abstract]
Capital risk management

Details of the Company’s capital management accounts as of December 31, 2017 and 2018 are as follows:

		2017	2018
		In millions of won
Total borrowings and debt securities	￦	54,747,392	61,034,627
Cash and cash equivalents		2,369,739	1,358,345

Net borrowings and debt securities		52,377,653	59,676,282

Total shareholder’s equity		72,964,641	71,092,762

Debt to equity ratio		71.78%	83.94%

Credit risk management

Book values of the financial assets represent the maximum exposed amounts of the credit risk. Details of the Company’s level of maximum exposure to credit risk as of December 31, 2017 and 2018 are as follows:

		2017	2018
		In millions of won
Cash and cash equivalents	￦	2,369,739	1,358,345
Financial assets at fair value through profit or loss		—	920,935
Financial assets at fair value through profit or loss		111,512	—
Derivative assets (trading)		22,020	37,631
Equity investment at fair value through other comprehensive income		—	399,495
Available-for-sale financial assets		699,833	—
Financial assets at amortized cost		—	14,042
Held-to-maturity investments		3,144	—
Loans		905,641	718,674
Long-term/short-term financial instruments		2,244,514	2,318,027
Derivative assets (applying hedge accounting)		10,606	64,704
Trade and other receivables		9,683,769	9,613,437
Financial guarantee contracts(*)		1,154,862	1,310,817

(*)	Maximum exposure associated with the financial guarantee contracts is the maximum amounts of the obligation.

As of the reporting date, there are no financial assets and non-financial assets that were acquired through the exercise of the right of collateralized assets and reinforcement of credit arrangement.

Sensitivity analysis of Defined benefit obligation

A sensitivity analysis of defined benefit obligation assuming a 1% increase and decrease movements in the actuarial valuation assumptions as of December 31, 2017 and 2018 are as follows:

			2017		2018
Type	Accounts		1% Increase	1% Decrease	1% Increase	1% Decrease
	In millions of won
Future salary increases	Increase (decrease) in defined benefit obligation	￦	354,852	(305,494)	416,956	(363,820)
Discount rate	Increase (decrease) in defined benefit obligation		(313,597)	377,148	(377,221)	445,833

Changes of employee benefits assuming a 1% increase and decrease movements in discount rate on plan asset for the years ended December 31, 2017 and 2018 are ￦8,926 million and ￦14,646 million, respectively.

Changes in provisions due to movements in underlying assumptions

Changes in provisions due to movements in underlying assumptions as of December 31, 2017 and 2018 are as follows:

Type	Accounts	2017	2018
PCBs	Inflation rate	1.23%	1.27%
	Discount rate	2.55%	2.18%
Nuclear plants	Inflation rate	1.21%	1.21%
	Discount rate	2.94%	2.94%
Spent fuel	Inflation rate	2.93%	2.93%
	Discount rate	4.49%	4.49%

Sensitivity analysis of Provisions due to movements in underlying assumptions

A sensitivity analysis of provisions assuming a 0.1% increase and decrease movements in the underlying assumptions as of December 31, 2017 and 2018 are as follows:

			2017		2018
Type	Accounts		0.1% Increase	0.1% Decrease	0.1% Increase	0.1% Decrease
	In millions of won
Discount rate	PCBs	￦	(811)	816	(623)	627
	Nuclear plants		(262,949)	270,370	(256,513)	263,595
	Spent fuel		(51,015)	52,997	(49,182)	51,098
Inflation rate	PCBs		826	(822)	632	(629)
	Nuclear plants		287,926	(280,249)	294,984	(287,110)
	Spent fuel		53,763	(51,823)	51,837	(49,961)

Foreign currency risk

The Company undertakes transactions denominated in foreign currencies; consequently, exposures to exchange rate fluctuations arise. The carrying amounts of the Company’s foreign currency denominated monetary assets and monetary liabilities as of December 31, 2017 and 2018 are as follows:

	Assets		Liabilities
Type	2017	2018	2017	2018
	In thousands of foreign currencies
AED	5,693	10,513	2,049	5,890
AUD	145	143	652,259	717,712
BDT	60,208	71,575	1,001	1,175
BWP	797	1,214	—	—
CAD	82	96	171	4
CHF	—	—	400,004	400,000
CNY	13,007	—	26,140	26,140
EUR	5,708	337	68,003	105,673
GBP	3	—	2,327	1
HKD	—	—	—	1,650,000
IDR	167,775	60,568	—	206,935
INR	1,228,259	1,228,795	227,078	183,963
JOD	1,624	2,764	5	5
JPY	799,501	35,935	21,624,128	390,921
KZT	359	319	—	—
MGA	2,762,572	3,318,447	319,581	170,641
NOK	—	—	482	—
PHP	189,261	709,285	125,431	66,985
PKR	251,190	305,542	4,676	3,588
SAR	1,191	2,024	44	—
SEK	—	—	449,002	450,000
USD	1,653,858	1,422,510	8,321,335	8,103,602
UYU	12,955	39,898	10,586	4,253
ZAR	361	170	4	4
MMK	—	25,208	—	—
GHS	—	25,794	—	—

Sensitivity analysis of Foreign currency risk

A sensitivity analysis on the Company’s income for the period assuming a 10% increase and decrease in currency exchange rates as of December 31, 2017 and 2018 are as follows:

		2017		2018
Type		10% Increase	10% Decrease	10% Increase	10% Decrease
		In millions of won
Increase (decrease) of profit before income tax	￦	(844,122)	844,122	(887,561)	887,561
Increase (decrease) of shareholder’s equity(*)		(844,122)	844,122	(887,561)	887,561

(*)	The effect on the shareholders’ equity excluding the impact of income taxes.

Interest rate risk

The Company’s borrowings and debt securities with floating interest rates as of December 31, 2017 and 2018 are as follows:

Type		2017	2018
		In millions of won
Short-term borrowings	￦	290,873	24,235
Long-term borrowings		1,743,252	2,358,860
Debt securities		685,700	—

	￦	2,719,825	2,383,095

Sensitivity analysis of Interest rate risk

A sensitivity analysis on the Company’s long-term borrowings and debt securities assuming a 1% increase and decrease in interest rates, without consideration of hedge effect of related derivatives for the years ended December 31, 2017 and 2018 are as follows:

		2017		2018
Type		1% Increase	1% Decrease	1% Increase	1% Decrease
		In millions of won
Increase (decrease) of profit before income tax	￦	(27,198)	27,198	(23,831)	23,831
Increase (decrease) of shareholder’s equity(*)		(27,198)	27,198	(23,831)	23,831

(*)	The effect on the shareholders’ equity excluding the impact of income taxes.

Electricity rates risk

A sensitivity analysis on the Company’s income for the period assuming a 1% increase and decrease in price of electricity for the years ended December 31, 2017 and 2018 are as follows:

		2017		2018
Type		1% Increase	1% Decrease	1% Increase	1% Decrease
		In millions of won
Increase (decrease) of profit before income tax	￦	546,499	(546,499)	568,420	(568,420)
Increase (decrease) of shareholder’s equity(*)		546,499	(546,499)	568,420	(568,420)

(*)	The effect on the shareholders’ equity excluding the impact of income taxes.

Details of maturities of non-derivative financial liabilities

The following table shows the details of maturities of non-derivative financial liabilities as of December 31, 2017 and 2018. This table, based on the undiscounted cash flows of the non-derivative financial liabilities including estimated interests, has been prepared based on the respective liabilities’ earliest maturity date.

		2017
Type		Less than 1 year	1~2 Years	2~5 Years	More than 5 years	Total
		In millions of won
Borrowings and debt securities	￦	10,748,437	7,948,320	21,331,394	22,694,867	62,723,018
Finance lease liabilities		174,534	87,709	185,284	108,749	556,276
Trade and other payables		5,867,729	301,165	698,289	1,937,558	8,804,741
Financial guarantee contracts(*)		7,081	18,054	1,049,667	80,060	1,154,862

	￦	16,797,781	8,355,248	23,264,634	24,821,234	73,238,897

		2018
Type		Less than 1 year	1~2 Years	2~5 Years	More than 5 years	Total
		In millions of won
Borrowings and debt securities	￦	10,204,471	9,274,378	28,143,311	25,312,534	72,934,694
Finance lease liabilities		87,709	87,709	141,074	65,250	381,742
Trade and other payables		6,348,195	150,479	375,661	2,188,950	9,063,285
Financial guarantee contracts(*)		91,722	855,488	363,607	—	1,310,817

	￦	16,732,097	10,368,054	29,023,653	27,566,734	83,690,538

(*)

This represents the total guarantee amounts associated with the financial guarantee contracts. Financial guarantee liabilities which are recognized as of December 31, 2017 and 2018 are ￦23,475 million and ￦15,586 million, respectively.

The expected maturities for non-derivative financial assets

The expected maturities for non-derivative financial assets as of December 31, 2017 and 2018 in detail are as follows:

		2017
Type		Less than 1 year	1~5 Years	More than 5 years	Other(*)	Total
		In millions of won
Cash and cash equivalents	￦	2,369,739	—	—	—	2,369,739
Available-for-sale financial assets		—	—	214,156	485,677	699,833
Held-to-maturity investments		5	3,139	—	—	3,144
Loans		244,309	261,672	429,628	10,821	946,430
Long-term/short-term financial instruments		1,702,084	201,821	340,304	305	2,244,514
Financial assets at fair value through profit or loss		—	—	111,512	—	111,512
Trade and other receivables		7,930,715	920,539	788,795	52,031	9,692,080

	￦	12,246,852	1,387,171	1,884,395	548,834	16,067,252

		2018
Type		Less than 1 year	1~5 Years	More than 5 years	Other(*)	Total
		In millions of won
Cash and cash equivalents	￦	1,358,345	—	—	—	1,358,345
Equity investment at fair value through other comprehensive income		—	—	—	399,495	399,495
Financial assets at amortized cost		11,956	2,086	—	—	14,042
Loans		123,646	314,744	319,988	—	758,378
Long-term/short-term financial instruments		1,869,286	278,899	164,057	5,785	2,318,027
Financial assets at fair value through profit or loss		313,893	81,828	483,398	41,816	920,935
Trade and other receivables		7,795,619	1,067,800	701,743	57,651	9,622,813

	￦	11,472,745	1,745,357	1,669,186	504,747	15,392,035

(*)	The maturities cannot be presently determined.

Derivative liabilities classified by maturity periods which from reporting date to maturity date of contract

Derivative liabilities classified by maturity periods which from reporting date to maturity date of contract as of December 31, 2017 and 2018 are as follows:

		2017
Type		Less than 1 year	1~2 Years	2~5 Years	More than 5 years	Total
		In millions of won
Net settlement
—Trading	￦	(774)	—	—	—	(774)
Gross settlement
—Trading		(51,496)	(19,887)	(16,597)	(4,967)	(92,947)
—Hedging		(17,547)	(28,977)	(192,205)	(44,137)	(282,866)

	￦	(69,817)	(48,864)	(208,802)	(49,104)	(376,587)

		2018
Type		Less than 1 year	1~2 Years	2~5 Years	More than 5 years	Total
		In millions of won
Net settlement
—Trading	￦	—	—	—	—	—
Gross settlement
—Trading		5,734	16,565	28,283	40,124	90,706
—Hedging		5,154	(43,447)	71,840	(40,917)	(7,370)

	￦	10,888	(26,882)	100,123	(793)	83,336

Fair value and book value of financial assets and liabilities
Fair value and book value of financial assets and liabilities as of December 31, 2017 and 2018 are as follows:

		2017		2018
Type		Book value	Fair value	Book value	Fair value
		In millions of won
Assets recognized at fair value
Financial assets at fair value through other comprehensive income	￦	—	—	399,495	399,495
Available-for-sale financial assets(*1)		699,833	699,833	—	—
Derivative assets (trading)		22,020	22,020	37,631	37,631
Derivative assets (applying hedge accounting)		10,606	10,606	64,704	64,704
Long-term financial instruments		542,430	542,430	—	—
Short-term financial instruments		1,702,084	1,702,084	—	—
Financial assets at fair value through profit or loss		—	—	920,935	920,935
Financial assets at fair value through profit or loss		111,512	111,512	—	—

	￦	3,088,485	3,088,485	1,422,765	1,422,765

Assets carried at amortized cost
Financial assets at amortized cost	￦	—	—	14,042	14,042
Held-to-maturity investments		3,144	3,144	—	—
Loans and receivables		905,641	905,641	718,674	718,674
Long-term financial instruments		—	—	448,741	448,741
Short-term financial instruments		—	—	1,869,286	1,869,286
Trade and other receivables		9,683,769	9,683,769	9,613,437	9,613,437
Cash and cash equivalents		2,369,739	2,369,739	1,358,345	1,358,345

	￦	12,962,293	12,962,293	14,022,525	14,022,525

Liabilities recognized at fair value
Derivative liabilities (trading)	￦	150,929	150,929	99,010	99,010
Derivative liabilities (applying hedge accounting)		277,130	277,130	213,153	213,153

	￦	428,059	428,059	312,163	312,163

Liabilities carried at amortized cost
Secured borrowings	￦	1,055,554	1,055,554	741,029	741,029
Unsecured bond		51,146,783	53,436,659	56,603,988	58,804,070
Finance lease liabilities		418,260	418,260	283,806	283,806
Unsecured borrowings		2,476,196	2,477,055	3,522,602	3,950,517
Trade and other payables(*2)		8,804,741	8,804,741	9,063,285	9,063,285
Bank overdraft		68,859	68,859	167,008	167,008

	￦	63,970,393	66,261,128	70,381,718	73,009,715

(*1)

Book value of equity securities held by the Company that were measured at cost as of December 31, 2017 is ￦37,926 million as a quoted market price does not exist in an active market and its fair value cannot be measured reliably.

(*2)	Excludes finance lease liabilities.

Interest rates used for determining fair value

The discount rate used for calculating fair value as of December 31, 2017 and 2018 are as follows:

Type	2017	2018
Derivatives	0.03% ~ 4.16%	0.02% ~ 4.16%
Borrowings and debt securities	0.08% ~ 4.38%	0.51% ~ 5.14%
Finance lease	9.00% ~ 10.83%	3.50% ~ 10.83%

Fair value hierarchy

Fair values of financial instruments by hierarchy level as of December 31, 2017 and 2018 are as follows:

		2017
Type		Level 1	Level 2	Level 3	Total
		In millions of won
Financial assets at fair value
Available-for-sale financial assets	￦	274,453	214,156	173,298	661,907
Derivative assets		—	18,466	14,160	32,626
Financial assets at fair value through profit or loss		—	111,512	—	111,512

	￦	274,453	344,134	187,458	806,045

Financial liabilities at fair value
Derivative liabilities	￦	—	428,059	—	428,059

		2018
Type		Level 1	Level 2	Level 3	Total
		In millions of won
Financial assets at fair value
Financial assets at fair value through other comprehensive income	￦	210,056	—	189,439	399,495
Derivative assets		—	100,490	1,845	102,335
Financial assets at fair value through profit or loss		106,600	809,283	5,052	920,935

	￦	316,656	909,773	196,336	1,422,765,

Financial liabilities at fair value
Derivative liabilities	￦	—	310,008	2,155	312,163

Changes of financial assets and liabilities which are classified as level 3

Changes of financial assets and liabilities which are classified as level 3 for the years ended December 31, 2017 and 2018 are as follows:

		2017
		Beginning balance	Acquisition	Reclassified category	Valuation	Disposal	Foreign currency translation	Ending balance
		In millions of won
Financial assets at fair value
Available-for-sale financial assets
Unlisted securities	￦	269,461	—	(92,128)	(6,201)	—	2,166	173,298

		2018
		Beginning balance	Effect of change in accounting policy	Acquisition	Reclassified category	Valuation	Disposal	Foreign currency translation	Ending balance
		In millions of won
Financial assets at fair value
Financial assets at fair value through profit or loss
Cooperative	￦	—	5,038	—	—	14	—	—	5,052
Financial assets at fair value through other comprehensive income
Unlisted securities		—	197,450	—	—	(11,744)	(326)	4,059	189,439